UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan L. Roell, Principal Executive Officer

Series Portfolios Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Ave, 6th Fl

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1709

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2026

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

(a)

Eldridge AAA CLO ETF
CLOX (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Eldridge AAA CLO ETF for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://www.cloxfund.com. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Eldridge AAA CLO ETF	$21	0.20%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of August 31, 2026, the Fund’s Net Asset Value (“NAV”) reached $321.2 million, from $219.9 million as of the beginning of the 12-month period.
The Fund’s investment composition comprised of 99.3% CLO AAA bonds and 0.7% cash and cash equivalents.
For the 12-month period ended August 31, 2026, the Fund issued 5,350,000 new shares at a weighted average price of $25.51 per share, raising $136.5 million in equity.
For the 12-month period ended August 31, 2026, the Fund had 27 units (1,350,000 shares) of cash redemptions and 1 units (50,000 shares) of in-kind redemptions.
As of August 31, 2026, the Fund’s NAV was $25.59 per share, which was up from $25.58 per share at the beginning of the 12-month period.
For the 12-month period ended August 31, 2026, the Fund returned 5.06% on a NAV basis and 4.82% on a market price basis. Comparatively, the Fund’s benchmark, the J.P. Morgan CLO AAA Index, had a return of 5.03% for the same period.
From inception through August 31, 2026, the Fund returned 6.42% on a NAV basis and 6.40% on a market price basis. Comparatively, the Fund’s benchmark had a return of 6.39% for the same period.
The 12-month and inception to date returns were a result of interest income on the CLO bonds and increases in their fair values during the periods.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses such as management fees were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Eldridge AAA CLO ETF	PAGE 1	TSR-AR-81752T486

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/18/2023)
Eldridge AAA CLO ETF NAV	5.06	6.42
Bloomberg U.S. Aggregate Bond Index	1.89	3.55
JP Morgan CLOIE AAA Total Return Index	5.03	6.39
Visit https://www.cloxfund.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$321,167,715
Number of Holdings	95
Net Advisory Fee	$547,390
Portfolio Turnover	38%
30-Day SEC Yield	4.82%
30-Day SEC Yield Unsubsidized	4.82%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers (% of net assets)
Elmwood CLO Ltd.	6.3%
Sixth Street CLO	5.8%
CIFC Funding Ltd.	5.7%
Palmer Square CLO Ltd.	5.3%
Benefit Street Partners CLO Ltd.	5.0%
Rad CLO	4.5%
Carlyle Global Market Strategies	4.5%
Bain Capital Credit CLO	4.4%
Madison Park Funding Ltd.	4.4%
AGL CLO Ltd.	4.2%

Security Type (% of net assets)
Collateralized Loan Obligations	99.3%
Cash & Other	0.7%

Industry (% of net assets)
Asset Backed Securities	99.3%
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 31,2026 Ross Burnaman  replaced Tony Minella as a portfolio manager for the Fund.
MANAGED DISTRIBUTIONS
For the 12-month period ending August 31, 2026, the Fund made monthly distributions totaling $13.1 million or $1.24 per share with an average of $0.10 per share per month. From inception through August 31, 2026, the Fund has made monthly distributions totaling $23.2 million or $4.35 per share. None of the Fund’s dividends to date has been a return of capital.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cloxfund.com.
Eldridge AAA CLO ETF	PAGE 2	TSR-AR-81752T486

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Eldridge Structured Credit Advisers, LLC documents not be householded, please contact Eldridge Structured Credit Advisers, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Eldridge Structured Credit Advisers, LLC or your financial intermediary.
Eldridge AAA CLO ETF	PAGE 3	TSR-AR-81752T486

Eldridge BBB-B CLO ETF
CLOZ (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the Eldridge BBB-B CLO ETF for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at https://clozfund.com. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Eldridge BBB-B CLO ETF	$51	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of August 31, 2026, the Fund’s Net Asset Value (“NAV”) decreased to $804.8 million, from $844.9 million as of the beginning of the 12-month period.
The Fund’s investment composition comprised of 26.9% CLO BB bonds, 66.3% in CLO BBB bonds, and 6.8% cash and cash equivalents.
For the 12-month period ended August 31, 2026, the Fund issued 9,100,000 new shares at a weighted average price of $26.24 per share, raising $238.8 million in equity.
For the 12-month period ended August 31, 2026, the Fund had 98 units (9,800,000 shares) of cash redemptions and 2 units (200,000 shares) of in-kind redemptions.
As of August 31, 2026, the Fund’s NAV was $26.30 per share, which was down from $26.82 per share at the beginning of the 12-month period.
For the 12-month period ended August 31, 2026, the Fund returned 5.37% on a NAV basis and 4.48% on a market price basis. Comparatively, the Fund’s benchmark, the J.P. Morgan CLO High Quality Mezzanine Index, had a return of 6.49% for the same period.
From inception through August 31, 2026, the Fund returned 10.17% on a NAV basis and 10.03% on a market price basis. Comparatively, the Fund’s benchmark had a return of 11.06% for the same period.
The 12-month and inception to date returns were a result of interest income on the CLO bonds and increases in their fair values during the periods.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses such as management fees were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Eldridge BBB-B CLO ETF	PAGE 1	TSR-AR-81752T528

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/23/2023)
Eldridge BBB-B CLO ETF NAV	5.37	10.17
Bloomberg U.S. Aggregate Bond Index	1.89	3.03
JP Morgan CLO High Quality Mezzanine Index Total Return	6.49	11.06
Visit https://clozfund.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$804,817,787
Number of Holdings	200
Net Advisory Fee	$3,693,785
Portfolio Turnover	52%
30-Day SEC Yield	6.79%
30-Day SEC Yield Unsubsidized	6.79%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers (% of net assets)
CIFC Funding Ltd.	7.7%
ARES CLO	6.4%
Carlyle Global Market Strategies	5.6%
RR Ltd.	5.5%
Madison Park Funding Ltd.	5.1%
Benefit Street Partners CLO Ltd.	5.1%
Bain Capital Credit CLO	4.7%
AGL CLO Ltd.	4.2%
Palmer Square CLO Ltd.	4.1%
Elmwood CLO Ltd.	3.8%

Security Type (% of net assets)
Collateralized Loan Obligations	93.2%
Cash & Other	6.8%

Industry (% of net assets)
Asset Backed Securities	93.2%
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 31,2026 Ross Burnaman  replaced Tony Minella as a portfolio manager for the Fund.
MANAGED DISTRIBUTIONS
For the 12-month period ending August 31, 2026, the Fund made monthly distributions totaling $52.9 million or $1.90 per share with an average of $0.16 per share per month. From inception through August 31, 2026, the Fund has made monthly distributions totaling $131.1 million or $7.85 per share. None of the Fund’s dividends to date has been a return of capital.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://clozfund.com.
Eldridge BBB-B CLO ETF	PAGE 2	TSR-AR-81752T528

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Eldridge Structured Credit Advisers, LLC documents not be householded, please contact Eldridge Structured Credit Advisers, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Eldridge Structured Credit Advisers, LLC or your financial intermediary.
Eldridge BBB-B CLO ETF	PAGE 3	TSR-AR-81752T528

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

File: A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Debra McGinty-Poteet is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Funds’ tax returns and distribution calculations. There were no “other services” provided by the principal accountant. For the fiscal years ended August 31, 2026 and August 31, 2025, the Funds’ principal accountant was Cohen & Company, Ltd. The following table details the aggregate fees billed or expected to be billed for the past two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2026	FYE 8/31/2025
(a) Audit Fees	$49,500	$48,500
(b) Audit-Related Fees	$10,325	$10,925
(c) Tax Fees	$10,000	$9,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2026	FYE 8/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two fiscal years.

Non-Audit Related Fees	FYE 8/31/2026	FYE 8/31/2025
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The members of the audit committee, all Independent Trustees, are as follows: Koji Felton, Debra McGinty-Poteet and Daniel B. Willey.

(b) Not applicable

Item 6. Investments.

(a) Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

ELDRIDGE AAA CLO ETF
TICKER SYMBOL: CLOX
ELDRIDGE BBB-B CLO ETF
TICKER SYMBOL: CLOZ
Annual Financial Statements and Additional Information
August 31, 2026

ELDRIDGE AAA CLO ETF
SCHEDULE OF INVESTMENTS
August 31, 2026

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — 99.3%(a)(b)
Bermuda — 2.3%
Carlyle Global Market Strategies, Series 2019-4A, Class A1R2, 4.97% (3 mo. Term SOFR + 1.22%), 06/22/2039	$3,250,000	$3,255,164
RR Ltd., Series 2023-27A, Class A1AR, 4.98% (3 mo. Term SOFR + 1.23%), 10/15/2040	4,000,000	4,001,912
		7,257,076
Cayman Islands — 85.5%(c)
AGL CLO Ltd.
Series 2024-31A, Class A, 5.13% (3 mo. Term SOFR + 1.40%), 07/20/2037	3,000,000	3,004,011
Series 2024-33A, Class A1, 5.08% (3 mo. Term SOFR + 1.35%), 07/21/2037	2,815,000	2,818,347
Series 2025-38A, Class A1, 4.97% (3 mo. Term SOFR + 1.24%), 01/22/2038	5,000,000	5,002,395
Aimco CLO
Series 2015-AA, Class A1R4, 5.00% (3 mo. Term SOFR + 1.25%), 10/17/2038	3,000,000	3,003,207
Series 2019-10A, Class A1R3, 4.89% (3 mo. Term SOFR + 1.19%), 07/22/2039	3,500,000	3,501,484
Apidos CLO, Series 2021-37A, Class A, 5.12% (3 mo. Term SOFR + 1.39%), 10/22/2034	1,500,000	1,500,075
ARES CLO
Series 2022-63A, Class A1R, 5.06% (3 mo. Term SOFR + 1.31%), 10/15/2038	5,000,000	4,997,455
Series 2022-ALF3A, Class A1R2, 5.00% (3 mo. Term SOFR + 1.19%), 04/25/2039	6,000,000	6,002,772
Ares Loan Funding IX Ltd., Series 2025-ALF9A, Class A1, 4.93% (3 mo. Term SOFR + 1.18%), 03/31/2038	4,000,000	3,999,484
Babson CLO Ltd.
Series 2021-3A, Class AR, 4.86% (3 mo. Term SOFR + 1.13%), 01/18/2035	5,000,000	5,008,335
Series 2022-4A, Class A1R, 5.09% (3 mo. Term SOFR + 1.36%), 10/20/2037	2,025,000	2,028,420
Series 2024-3A, Class A, 5.13% (3 mo. Term SOFR + 1.40%), 07/20/2037	5,000,000	5,002,400
Bain Capital Credit CLO
Series 2017-2A, Class A1R3, 5.21% (3 mo. Term SOFR + 1.40%), 07/25/2037	2,000,000	2,002,674
Series 2021-4A, Class A1RR, 4.73% (3 mo. Term SOFR + 1.00%), 10/20/2034	5,000,000	5,002,040
Series 2024-2A, Class A1R, 5.01% (3 mo. Term SOFR + 1.24%), 07/15/2039	5,000,000	5,011,250
Ballyrock CLO Ltd., Series 2024-26A, Class A1AR, 4.95% (3 mo. Term SOFR + 1.23%), 07/25/2039	3,000,000	3,004,623
Benefit Street Partners CLO Ltd.
Series 2015-6BR, Class A1R, 4.91% (3 mo. Term SOFR + 1.18%), 04/20/2038	2,750,000	2,751,372
Series 2018-16A, Class A1R2, 5.07% (3 mo. Term SOFR + 1.32%), 01/17/2038	4,500,000	4,511,858

The accompanying notes are an integral part of these financial statements.

1

ELDRIDGE AAA CLO ETF
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
Series 2021-24A, Class ARR, 4.89% (3 mo. Term SOFR + 1.23%), 07/20/2039	$2,810,000	$2,816,322
Series 2024-38A, Class A, 5.12% (3 mo. Term SOFR + 1.31%), 01/25/2038	3,000,000	3,005,946
Birch Grove CLO, Series 2026-16A, Class A1, 4.91% (3 mo. Term SOFR + 1.20%), 04/23/2039	5,000,000	5,002,300
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, 4.80% (3 mo. Term SOFR + 1.07%), 07/18/2034	2,950,000	2,954,106
Carlyle Global Market Strategies
Series 2023-3A, Class A1R, 4.98% (3 mo. Term SOFR + 1.23%), 10/15/2038	6,250,000	6,254,506
Series 2024-2A, Class A1R, 5.06% (3 mo. Term SOFR + 1.25%), 04/25/2039	5,000,000	5,012,425
CIFC Funding Ltd.
Series 2014-3A, Class A1R, 4.93% (3 mo. Term SOFR + 1.18%), 03/31/2038	4,000,000	4,020,304
Series 2017-1A, Class AR3, 4.93% (3 mo. Term SOFR + 1.20%), 04/21/2037	1,000,000	1,003,114
Series 2018-2A, Class A1R, 5.10% (3 mo. Term SOFR + 1.37%), 10/20/2037	3,000,000	3,006,003
Series 2018-4A, Class AR, 4.97% (3 mo. Term SOFR + 1.22%), 01/17/2038	2,500,000	2,501,300
Series 2019-2A, Class A1RR, 5.00% (3 mo. Term SOFR + 1.25%), 10/17/2038	2,850,000	2,855,974
Series 2022-1A, Class A1R, 4.96% (3 mo. Term SOFR + 1.22%), 07/17/2039	5,000,000	5,002,250
Elmwood CLO Ltd.
Series 2020-2A, Class ARR, 5.10% (3 mo. Term SOFR + 1.37%), 10/20/2037	1,500,000	1,502,945
Series 2021-5A, Class AR, 5.11% (3 mo. Term SOFR + 1.36%), 10/15/2037	900,000	901,710
Series 2022-8A, Class AR2, 4.97% (3 mo. Term SOFR + 1.22%), 10/15/2038	4,570,000	4,580,168
Series 2024-12RA, Class AR, 5.07% (3 mo. Term SOFR + 1.34%), 10/20/2037	1,500,000	1,502,884
Series 2024-1A, Class A1R, 4.90% (3 mo. Term SOFR + 1.17%), 04/18/2039	1,850,000	1,850,720
Series 2024-3A, Class A1R, 4.97% (3 mo. Term SOFR + 1.24%), 04/18/2039	5,000,000	5,005,725
Series 2024-6A, Class A1R, 4.92% (3 mo. Term SOFR + 1.23%), 07/17/2039	5,000,000	5,002,470
Flatiron CLO Ltd., Series 2024-2A, Class A, 5.10% (3 mo. Term SOFR + 1.35%), 10/17/2037	3,000,000	3,004,854
Goldentree Loan Opportunities Ltd., Series 2024-22A, Class A, 5.06% (3 mo. Term SOFR + 1.33%), 10/20/2037	3,000,000	3,003,546
Harriman Park CLO Ltd., Series 2020-1A, Class ARR, 5.03% (3 mo. Term SOFR + 1.30%), 07/20/2038	3,000,000	3,009,951
Kennedy Lewis CLO Ltd., Series 2024-17A, Class A1, 5.13% (3 mo. Term SOFR + 1.40%), 10/22/2037	3,000,000	3,005,601

The accompanying notes are an integral part of these financial statements.

2

ELDRIDGE AAA CLO ETF
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
KKR CLO Trust, Series 2024-47A, Class A, 5.12% (3 mo. Term SOFR + 1.37%), 01/15/2038	$4,000,000	$4,009,484
Lakeside Park CLO Ltd., Series 2025-1A, Class A, 4.90% (3 mo. Term SOFR + 1.15%), 04/15/2038	2,000,000	1,999,048
Madison Park Funding Ltd.
Series 2018-30A, Class A1R, 5.15% (3 mo. Term SOFR + 1.36%), 07/16/2037	3,000,000	3,004,077
Series 2019-34A, Class A1RR, 5.16% (3 mo. Term SOFR + 1.37%), 10/16/2037	2,000,000	2,002,456
Series 2022-62A, Class A1R2, 5.09% (3 mo. Term SOFR + 1.30%), 07/16/2038	2,600,000	2,612,951
Series 2025-70A, Class A1, 5.03% (3 mo. Term SOFR + 1.30%), 09/04/2038	2,500,000	2,507,630
Series 2026-77A, Class A1, 4.91% (3 mo. Term SOFR + 1.20%), 04/20/2039	4,000,000	4,001,500
Magnetite CLO Ltd.
Series 2023-34A, Class A1R, 4.89% (3 mo. Term SOFR + 1.14%), 01/15/2038	2,100,000	2,099,181
Series 2023-37A, Class A1R, 5.01% (3 mo. Term SOFR + 1.20%), 10/25/2038	2,500,000	2,503,253
Series 2024-40A, Class A1R, 4.93% (3 mo. Term SOFR + 1.22%), 07/15/2039	2,000,000	2,004,518
Series 2024-44A, Class A1, 5.10% (3 mo. Term SOFR + 1.35%), 10/15/2037	2,750,000	2,754,914
Neuberger Berman CLO Ltd.
Series 2014-17A, Class A1R4, 4.86% (3 mo. Term SOFR + 1.22%), 07/22/2040	5,000,000	5,008,250
Series 2019-31A, Class AR2, 4.96% (3 mo. Term SOFR + 1.23%), 01/20/2039	3,850,000	3,857,619
Series 2025-62A, Class A1, 4.98% (3 mo. Term SOFR + 1.23%), 10/17/2038	4,000,000	4,002,436
OCP CLO Ltd.
Series 2017-13A, Class AR2, 5.07% (3 mo. Term SOFR + 1.34%), 11/26/2037	2,060,000	2,064,542
Series 2019-17A, Class AAR3, 5.04% (3 mo. Term SOFR + 1.23%), 07/19/2039	3,000,000	3,007,050
Series 2021-22A, Class AR, 5.08% (3 mo. Term SOFR + 1.35%), 10/20/2037	3,000,000	3,006,003
Octagon Investment Partners Ltd.
Series 2020-3A, Class A1R2, 5.11% (3 mo. Term SOFR + 1.36%), 01/15/2038	2,950,000	2,955,050
Series 2021-1A, Class AR, 4.82% (3 mo. Term SOFR + 1.07%), 10/15/2034	1,790,000	1,792,737
OHA Credit Funding, Series 2020-5A, Class AR, 5.08% (3 mo. Term SOFR + 1.35%), 10/18/2037	3,000,000	3,004,083
OHA Credit Partners Ltd., Series 2021-16A, Class AR, 5.08% (3 mo. Term SOFR + 1.35%), 10/18/2037	4,225,000	4,230,264
OHA Loan Funding Ltd., Series 2013-2A, Class AR2, 4.95% (3 mo. Term SOFR + 1.22%), 10/20/2038	4,000,000	4,004,788

The accompanying notes are an integral part of these financial statements.

3

ELDRIDGE AAA CLO ETF
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
Palmer Square CLO Ltd.
Series 2021-1A, Class A1AR, 4.88% (3 mo. Term SOFR + 1.15%), 04/20/2038	$3,400,000	$3,405,175
Series 2024-2A, Class A1R, 4.97% (3 mo. Term SOFR + 1.22%), 07/20/2038	3,000,000	3,009,993
Series 2024-3A, Class A, 5.08% (3 mo. Term SOFR + 1.35%), 07/20/2037	1,500,000	1,501,304
Series 2025-3A, Class A, 5.03% (3 mo. Term SOFR + 1.30%), 07/20/2037	6,000,000	6,015,972
Rad CLO
Series 2021-15A, Class A1AR, 5.09% (3 mo. Term SOFR + 1.36%), 07/20/2040	1,000,000	1,003,131
Series 2023-22A, Class A1AR, 4.98% (3 mo. Term SOFR + 1.25%), 10/20/2040	5,000,000	5,009,830
Series 2024-23A, Class A1AR, 4.96% (3 mo. Term SOFR + 1.25%), 07/20/2041	8,500,000	8,518,938
Regatta Funding Ltd.
Series 2021-1A, Class A1R, 4.91% (3 mo. Term SOFR + 1.16%), 04/15/2038	1,500,000	1,498,959
Series 2024-4A, Class A1, 5.13% (3 mo. Term SOFR + 1.32%), 01/25/2038	4,000,000	4,011,836
Rockland Park CLO Ltd., Series 2021-1A, Class A1R, 5.03% (3 mo. Term SOFR + 1.30%), 07/20/2038	4,300,000	4,313,094
RR 32 Ltd., Series 2024-32RA, Class A1R, 5.11% (3 mo. Term SOFR + 1.36%), 10/15/2039	1,500,000	1,501,947
RR Ltd., Series 2018-5A, Class A1A2, 4.82% (3 mo. Term SOFR + 1.20%), 07/15/2039	3,000,000	3,003,600
Sixth Street CLO
Series 2018-11A, Class AR2, 5.03% (3 mo. Term SOFR + 1.22%), 04/25/2037	3,000,000	3,009,684
Series 2019-13A, Class A1R2, 4.95% (3 mo. Term SOFR + 1.22%), 01/21/2038	6,500,000	6,503,016
Series 2021-17A, Class A1R, 4.90% (3 mo. Term SOFR + 1.15%), 04/17/2038	5,000,000	4,997,985
Series 2024-25A, Class AR, 4.98% (3 mo. Term SOFR + 1.20%), 07/24/2037	3,250,000	3,260,166
Series 2024-27A, Class A, 5.09% (3 mo. Term SOFR + 1.34%), 01/17/2038	1,000,000	1,002,699
Wellman Park CLO Ltd., Series 2021-1A, Class AR, 5.10% (3 mo. Term SOFR + 1.35%), 07/15/2037	2,500,000	2,500,895
		274,457,384
Jersey — 11.5%
AGL CLO Ltd., Series 2022-20A, Class A1R, 5.10% (3 mo. Term SOFR + 1.37%), 10/20/2037	2,650,000	2,652,703
Apidos CLO
Series 2022-40A, Class AR, 5.10% (3 mo. Term SOFR + 1.35%), 07/15/2037	2,500,000	2,502,742
Series 2024-48A, Class A1R, 4.96% (3 mo. Term SOFR + 1.22%), 07/25/2039	3,000,000	3,004,671

The accompanying notes are an integral part of these financial statements.

4

ELDRIDGE AAA CLO ETF
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Jersey — (Continued)
ARES CLO, Series 2023-ALF4A, Class A1R, 4.98% (3 mo. Term SOFR + 1.23%), 10/15/2038	$2,000,000	$1,999,956
Bain Capital Credit CLO, Series 2022-4A, Class A1R, 5.17% (3 mo. Term SOFR + 1.38%), 10/16/2037	2,000,000	2,003,436
Benefit Street Partners CLO Ltd., Series 2022-28A, Class AR, 5.08% (3 mo. Term SOFR + 1.35%), 10/20/2037	3,000,000	3,005,943
Birch Grove CLO, Series 2024-8A, Class A1R, 5.02% (3 mo. Term SOFR + 1.29%), 04/20/2039	6,200,000	6,221,700
Danby Park CLO Ltd., Series 2022-1A, Class AR, 5.09% (3 mo. Term SOFR + 1.36%), 10/21/2037	2,000,000	2,003,924
Hartwick Park CLO Ltd., Series 2023-1A, Class AR, 4.89% (3 mo. Term SOFR + 1.16%), 01/20/2037	6,000,000	6,001,500
Neuberger Berman Loan Advisers NBLA CLO 52 Ltd., Series 2022-52A, Class AR, 5.13% (3 mo. Term SOFR + 1.35%), 10/24/2038	2,500,000	2,503,168
OCP CLO Ltd., Series 2024-36A, Class A1, 5.15% (3 mo. Term SOFR + 1.36%), 10/16/2037	2,200,000	2,203,665
Palmer Square CLO Ltd., Series 2022-3A, Class A1R, 5.08% (3 mo. Term SOFR + 1.35%), 07/20/2037	3,000,000	3,005,418
		37,108,826
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $318,580,682)		318,823,286
TOTAL INVESTMENTS — 99.3% (Cost $318,580,682)		318,823,286
Money Market Deposit Account — 0.1%(d)		295,248
Other Assets in Excess of Liabilities — 0.6%		2,049,181
TOTAL NET ASSETS — 100.0%		$321,167,715

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
SOFR - Secured Overnight Financing Rate
(a)	Variable rate securities. The coupon is based on a reference index and spread. The rate reported is the rate in effect as of August 31, 2026.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $318,823,286 or 99.3% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of August 31, 2026 was 3.36%.

The accompanying notes are an integral part of these financial statements.

5

ELDRIDGE BBB-B CLO ETF
SCHEDULE OF INVESTMENTS
August 31, 2026

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — 93.2%(a)(b)
Bermuda — 0.5%
Rad CLO, Series 2024-25A, Class D2, 8.18% (3 mo. Term SOFR + 4.45%), 07/20/2037	$1,500,000	$1,495,523
RR Ltd., Series 2022-20A, Class DR, 8.25% (3 mo. Term SOFR + 4.50%), 07/15/2037	2,500,000	2,439,567
		3,935,090
Cayman Islands — 82.7%(c)
AGL CLO Ltd.
Series 2019-2A, Class D1R2, 6.78% (3 mo. Term SOFR + 3.05%), 07/20/2039	10,000,000	10,091,420
Series 2021-10A, Class D1R2, 6.30% (3 mo. Term SOFR + 2.55%), 04/15/2039	5,000,000	5,018,920
Series 2021-10A, Class ER2, 9.25% (3 mo. Term SOFR + 5.50%), 04/15/2039	4,000,000	3,953,880
Series 2022-17A, Class DR, 6.18% (3 mo. Term SOFR + 2.45%), 01/21/2035	1,500,000	1,445,550
Series 2023-25A, Class D1R, 6.63% (3 mo. Term SOFR + 2.90%), 07/21/2038	4,000,000	4,002,568
Series 2026-48A, Class E, 0.00% (3 mo. Term SOFR + 5.25%), 10/23/2039 (WI)	2,750,000	2,763,557
Aimco CLO
Series 2021-14A, Class E1R, 8.53% (3 mo. Term SOFR + 4.80%), 10/20/2038	2,000,000	2,002,176
Series 2024-22A, Class D1R, 6.23% (3 mo. Term SOFR + 2.50%), 04/19/2039	2,000,000	2,007,906
Apidos CLO, Series 2021-37A, Class D, 7.04% (3 mo. Term SOFR + 3.31%), 10/22/2034	2,000,000	2,000,100
ARES CLO
Series 2013-2A, Class DR3, 6.84% (3 mo. Term SOFR + 3.00%), 10/28/2034	3,000,000	2,996,091
Series 2016-39A, Class D1R4, 6.55% (3 mo. Term SOFR + 2.80%), 07/15/2039	8,000,000	8,057,056
Series 2016-41A, Class DR3, 6.41% (3 mo. Term SOFR + 2.80%), 04/15/2039	7,100,000	7,130,984
Series 2016-41A, Class ER3, 9.61% (3 mo. Term SOFR + 6.00%), 04/15/2039	3,000,000	3,010,500
Series 2019-54A, Class D1R2, 6.65% (3 mo. Term SOFR + 2.90%), 07/15/2038	5,000,000	5,006,275
Series 2022-63A, Class D1R, 6.75% (3 mo. Term SOFR + 3.00%), 10/15/2038	5,000,000	4,963,170
Series 2022-64A, Class ER, 10.25% (3 mo. Term SOFR + 6.50%), 10/22/2039	4,000,000	3,842,720
Series 2022-ALF2A, Class D1R2, 6.58% (3 mo. Term SOFR + 2.85%), 10/20/2038	5,000,000	4,999,635
Series 2024-72A, Class D1R, 6.56% (3 mo. Term SOFR + 2.85%), 08/31/2039	4,000,000	4,004,000
Series 2026-80A, Class E, 9.50% (3 mo. Term SOFR + 5.75%), 05/05/2039	2,500,000	2,513,195

The accompanying notes are an integral part of these financial statements.

6

ELDRIDGE BBB-B CLO ETF
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
Babson CLO Ltd.
Series 2019-2A, Class D1RR, 6.65% (3 mo. Term SOFR + 2.90%), 01/15/2038	$7,500,000	$7,537,005
Series 2019-3A, Class D1RR, 6.58% (3 mo. Term SOFR + 2.85%), 01/20/2036	1,000,000	991,251
Series 2020-1A, Class ER2, 9.25% (3 mo. Term SOFR + 5.50%), 01/15/2038	2,000,000	1,851,278
Bain Capital Credit CLO
Series 2017-2A, Class ER3, 11.15% (3 mo. Term SOFR + 7.34%), 07/25/2037	4,000,000	3,782,140
Series 2019-1A, Class DR3, 6.43% (3 mo. Term SOFR + 2.70%), 04/19/2034	6,000,000	5,983,092
Series 2019-3A, Class DRR, 6.53% (3 mo. Term SOFR + 2.80%), 10/21/2034	5,000,000	4,976,440
Series 2024-2A, Class D1R, 6.52% (3 mo. Term SOFR + 2.75%), 07/15/2039	7,500,000	7,559,197
Series 2025-3A, Class D1, 6.60% (3 mo. Term SOFR + 2.85%), 07/23/2038	8,700,000	8,724,612
Series 2026-3A, Class D1, 6.43% (3 mo. Term SOFR + 2.65%), 07/24/2039	5,000,000	4,996,550
Ballyrock CLO Ltd.
Series 2021-18A, Class C1R, 6.60% (3 mo. Term SOFR + 2.85%), 04/15/2038	4,100,000	4,087,889
Series 2021-1A, Class ER, 9.00% (3 mo. Term SOFR + 5.25%), 01/15/2038	5,000,000	4,626,240
Series 2023-25A, Class C1R, 6.41% (3 mo. Term SOFR + 2.60%), 01/25/2038	3,000,000	3,003,930
Series 2024-22A, Class C1R, 6.38% (3 mo. Term SOFR + 2.75%), 07/15/2039	6,000,000	6,045,870
Series 2024-26A, Class C1R, 6.37% (3 mo. Term SOFR + 2.65%), 07/25/2039	4,000,000	4,004,152
Series 2024-26A, Class DR, 9.62% (3 mo. Term SOFR + 5.90%), 07/25/2039	2,250,000	2,255,882
Benefit Street Partners CLO Ltd.
Series 2018-14A, Class D1R, 6.98% (3 mo. Term SOFR + 3.25%), 10/20/2037	1,750,000	1,754,055
Series 2018-5BA, Class D1RR, 6.38% (3 mo. Term SOFR + 2.65%), 07/20/2039	1,000,000	1,006,737
Series 2019-18A, Class D1R2, 6.35% (3 mo. Term SOFR + 2.60%), 10/15/2038	4,650,000	4,699,048
Series 2020-20A, Class D1RR, 6.45% (3 mo. Term SOFR + 2.70%), 10/15/2038	1,500,000	1,514,454
Series 2021-23A, Class D1RR, 6.51% (3 mo. Term SOFR + 2.70%), 04/25/2039	4,500,000	4,527,662
Series 2022-26A, Class D1R, 6.73% (3 mo. Term SOFR + 3.00%), 07/20/2037	8,250,000	8,266,219
Series 2022-26AR, Class D1RR, 6.23% (3 mo. Term SOFR + 2.45%), 10/20/2039 (WI)	4,000,000	4,004,000

The accompanying notes are an integral part of these financial statements.

7

ELDRIDGE BBB-B CLO ETF
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
Series 2024-12BRA, Class D1R, 6.37% (3 mo. Term SOFR + 2.60%), 10/15/2039	$5,000,000	$5,005,655
Series 2024-34A, Class D1R, 6.37% (3 mo. Term SOFR + 2.65%), 07/25/2039	10,000,000	10,011,200
Bethpage Park CLO Ltd., Series 2021-1A, Class D, 6.96% (3 mo. Term SOFR + 3.21%), 10/15/2036	5,000,000	4,767,790
Birch Grove CLO, Series 2021-2A, Class ER, 10.48% (3 mo. Term SOFR + 6.75%), 10/19/2037	2,000,000	1,966,600
Carlyle Global Market Strategies
Series 2017-3A, Class ER2, 11.23% (3 mo. Term SOFR + 7.50%), 10/21/2037	7,325,000	7,344,594
Series 2021-10A, Class D1R, 6.58% (3 mo. Term SOFR + 2.85%), 01/20/2038	6,000,000	6,007,530
Series 2021-11A, Class D1R2, 6.83% (3 mo. Term SOFR + 3.05%), 07/25/2039	5,000,000	5,014,825
Series 2021-2A, Class ER, 8.63% (3 mo. Term SOFR + 4.90%), 04/20/2038	2,750,000	2,655,166
Series 2021-5A, Class ER, 9.63% (3 mo. Term SOFR + 5.90%), 03/31/2038	1,500,000	1,500,166
Series 2021-6A, Class ER, 9.75% (3 mo. Term SOFR + 6.00%), 01/15/2038	5,000,000	4,939,040
Series 2022-3A, Class D1R2, 6.53% (3 mo. Term SOFR + 2.80%), 04/20/2039	3,000,000	2,979,102
Series 2022-5A, Class ER, 10.85% (3 mo. Term SOFR + 7.10%), 10/15/2037	2,400,000	2,353,414
Series 2023-1A, Class ER, 9.48% (3 mo. Term SOFR + 5.75%), 07/20/2037	1,000,000	982,907
Series 2023-4A, Class D1R, 6.51% (3 mo. Term SOFR + 2.70%), 10/25/2038	3,000,000	2,986,194
Series 2024-1A, Class DR, 7.00% (3 mo. Term SOFR + 3.25%), 04/15/2039	4,950,000	4,975,572
Series 2024-7A, Class E, 9.25% (3 mo. Term SOFR + 5.50%), 01/15/2037	3,000,000	3,008,178
CIFC Funding Ltd.
Series 2014-2RA, Class ER, 11.02% (3 mo. Term SOFR + 7.24%), 10/24/2037	7,000,000	6,729,142
Series 2014-5A, Class ER3, 11.25% (3 mo. Term SOFR + 7.50%), 07/17/2037	3,500,000	3,373,013
Series 2019-1A, Class D1R2, 6.78% (3 mo. Term SOFR + 3.05%), 10/20/2037	5,000,000	5,021,330
Series 2019-2A, Class D1RR, 6.35% (3 mo. Term SOFR + 2.60%), 10/17/2038	5,000,000	5,047,840
Series 2019-3A, Class D1R2, 6.54% (3 mo. Term SOFR + 2.75%), 01/16/2038	2,730,000	2,745,206
Series 2019-5A, Class D1R2, 6.45% (3 mo. Term SOFR + 2.70%), 10/15/2038	7,000,000	7,071,008
Series 2020-4A, Class DR, 6.55% (3 mo. Term SOFR + 2.80%), 01/15/2040	500,000	502,523

The accompanying notes are an integral part of these financial statements.

8

ELDRIDGE BBB-B CLO ETF
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
Series 2021-1A, Class D1R, 6.96% (3 mo. Term SOFR + 3.15%), 07/25/2037	$710,000	$711,142
Series 2021-3A, Class D1R, 6.35% (3 mo. Term SOFR + 2.60%), 10/15/2038	1,500,000	1,505,091
Series 2021-4A, Class DR, 6.70% (3 mo. Term SOFR + 2.95%), 07/23/2037	1,088,000	1,090,102
Series 2021-5A, Class D1R, 6.50% (3 mo. Term SOFR + 2.75%), 01/15/2038	5,000,000	5,026,465
Series 2021-6A, Class D1R, 6.32% (3 mo. Term SOFR + 2.65%), 07/15/2039	5,000,000	5,033,330
Series 2021-6A, Class ER, 9.02% (3 mo. Term SOFR + 5.35%), 07/15/2039	2,500,000	2,516,695
Series 2022-1A, Class D1R, 6.34% (3 mo. Term SOFR + 2.60%), 07/17/2041	7,500,000	7,546,988
Series 2022-1A, Class ER, 9.09% (3 mo. Term SOFR + 5.35%), 07/17/2041	2,000,000	2,013,114
Series 2022-2A, Class DR, 6.28% (3 mo. Term SOFR + 2.55%), 04/19/2035	3,000,000	2,965,926
Series 2024-3A, Class ER, 9.06% (3 mo. Term SOFR + 5.25%), 07/21/2039	3,000,000	3,024,234
Elmwood CLO Ltd.
Series 2020-3A, Class D1RR, 6.83% (3 mo. Term SOFR + 3.10%), 07/18/2037	4,250,000	4,258,428
Series 2021-3A, Class DR2, 6.78% (3 mo. Term SOFR + 3.05%), 07/20/2038	4,000,000	4,030,324
Series 2021-3A, Class ER2, 9.68% (3 mo. Term SOFR + 5.95%), 07/20/2038	4,000,000	4,030,032
Series 2022-5A, Class ERR, 9.55% (3 mo. Term SOFR + 5.80%), 07/17/2037	4,000,000	3,968,064
Series 2022-6A, Class D1R2, 6.45% (3 mo. Term SOFR + 2.70%), 10/17/2038	5,000,000	5,035,830
Series 2023-1A, Class D1R, 6.55% (3 mo. Term SOFR + 2.80%), 04/17/2038	3,540,000	3,557,381
Series 2023-2A, Class D1R2, 6.33% (3 mo. Term SOFR + 2.65%), 07/16/2039	5,000,000	5,030,035
Series 2023-3A, Class D1R, 6.50% (3 mo. Term SOFR + 2.75%), 01/17/2038	1,000,000	1,003,257
Flatiron CLO Ltd., Series 2020-1A, Class D1R2, 6.38% (3 mo. Term SOFR + 2.65%), 11/20/2038	1,500,000	1,516,071
Golub Capital Partners CLO Ltd.
Series 2019-41A, Class D1R2, 6.68% (3 mo. Term SOFR + 2.95%), 07/20/2038	2,500,000	2,491,900
Series 2026-93A, Class D1, 6.84% (3 mo. Term SOFR + 2.80%), 10/20/2039 (WI)	5,000,000	5,005,695
KKR CLO Trust
Series 2022-41A, Class D, 7.00% (3 mo. Term SOFR + 3.25%), 04/15/2035	1,000,000	967,639

The accompanying notes are an integral part of these financial statements.

9

ELDRIDGE BBB-B CLO ETF
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
Series 2024-60A, Class D1, 6.75% (3 mo. Term SOFR + 3.00%), 01/15/2038	$5,000,000	$5,031,720
Series 35A, Class ER, 8.63% (3 mo. Term SOFR + 4.90%), 01/20/2038	2,500,000	2,143,535
Series 37A, Class D1R, 6.68% (3 mo. Term SOFR + 2.95%), 04/20/2038	7,000,000	6,893,936
Series 37A, Class ER, 9.48% (3 mo. Term SOFR + 5.75%), 04/20/2038	3,000,000	2,565,360
Madison Park Funding Ltd.
Series 2018-27A, Class D1R, 6.58% (3 mo. Term SOFR + 2.85%), 04/20/2038	4,000,000	3,932,152
Series 2018-27A, Class ER, 9.23% (3 mo. Term SOFR + 5.50%), 04/20/2038	3,500,000	3,084,333
Series 2018-28A, Class ER, 10.10% (3 mo. Term SOFR + 6.35%), 01/15/2038	4,500,000	3,897,743
Series 2019-34A, Class D1RR, 7.14% (3 mo. Term SOFR + 3.35%), 10/16/2037	5,000,000	4,943,815
Series 2020-47A, Class ER, 10.38% (3 mo. Term SOFR + 6.65%), 04/19/2037	2,000,000	1,782,554
Series 2022-54A, Class D1R, 6.88% (3 mo. Term SOFR + 3.15%), 10/21/2037	4,000,000	3,962,300
Series 2022-54A, Class ER, 10.23% (3 mo. Term SOFR + 6.50%), 10/21/2037	2,500,000	2,185,822
Series 2025-75A, Class D1, 6.45% (3 mo. Term SOFR + 2.70%), 01/17/2039	10,000,000	10,057,410
Series 2026-74A, Class D1, 6.40% (3 mo. Term SOFR + 2.70%), 07/23/2039	7,500,000	7,511,317
Magnetite CLO Ltd.
Series 2016-17A, Class D1R3, 6.19% (3 mo. Term SOFR + 2.60%), 07/25/2039	4,000,000	4,021,192
Series 2021-29A, Class DR, 6.80% (3 mo. Term SOFR + 3.05%), 07/15/2037	3,000,000	3,000,150
Series 2021-30A, Class ER, 9.16% (3 mo. Term SOFR + 5.35%), 10/25/2037	3,000,000	3,008,439
Series 2023-36A, Class DR, 6.61% (3 mo. Term SOFR + 2.80%), 07/25/2038	7,000,000	7,043,925
Series 2024-40A, Class ER, 8.96% (3 mo. Term SOFR + 5.25%), 07/15/2039	2,500,000	2,520,648
Neuberger Berman CLO Ltd.
Series 2014-17A, Class D1R4, 6.39% (3 mo. Term SOFR + 2.75%), 07/22/2040	5,000,000	5,036,825
Series 2014-17A, Class ER4, 9.14% (3 mo. Term SOFR + 5.50%), 07/22/2040	3,000,000	3,026,838
Series 2017-16SA, Class D1R2, 6.45% (3 mo. Term SOFR + 2.70%), 04/15/2039	4,500,000	4,516,308
Series 2018-30A, Class D1R2, 6.53% (3 mo. Term SOFR + 2.80%), 01/20/2039	5,750,000	5,769,441
Series 2019-31A, Class D1R2, 6.43% (3 mo. Term SOFR + 2.70%), 01/20/2039	4,000,000	4,013,788

The accompanying notes are an integral part of these financial statements.

10

ELDRIDGE BBB-B CLO ETF
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
Series 2021-43A, Class DR, 6.40% (3 mo. Term SOFR + 2.65%), 07/17/2036	$1,170,000	$1,159,967
Series 2021-46A, Class DR, 6.38% (3 mo. Term SOFR + 2.65%), 01/20/2037	2,000,000	1,989,184
Series 2024-59A, Class D1, 6.35% (3 mo. Term SOFR + 2.60%), 01/23/2039	5,000,000	5,016,605
Oaktree CLO Ltd.
Series 2019-2A, Class DR, 10.94% (3 mo. Term SOFR + 7.19%), 10/15/2037	3,500,000	3,307,528
Series 2022-3A, Class ER, 10.25% (3 mo. Term SOFR + 6.50%), 10/15/2037	2,000,000	1,958,340
Series 2023-2A, Class D1R, 6.78% (3 mo. Term SOFR + 3.05%), 07/20/2038	3,500,000	3,508,634
OCP CLO Ltd.
Series 2015-10A, Class D1R3, 6.66% (3 mo. Term SOFR + 2.85%), 01/26/2038	5,000,000	5,025,375
Series 2015-9A, Class D1R3, 6.25% (3 mo. Term SOFR + 2.50%), 01/15/2037	3,250,000	3,248,001
Series 2015-9A, Class ER3, 8.45% (3 mo. Term SOFR + 4.70%), 01/15/2037	2,000,000	1,936,560
Series 2016-11A, Class D1R3, 6.66% (3 mo. Term SOFR + 2.85%), 07/26/2038	2,000,000	2,019,204
Series 2021-22A, Class D1R, 6.73% (3 mo. Term SOFR + 3.00%), 10/20/2037	1,000,000	1,001,780
Series 2022-25A, Class ER2, 8.98% (3 mo. Term SOFR + 5.25%), 07/22/2039	5,000,000	5,019,640
Octagon Credit Investors LLC, Series 2024-3A, Class E, 9.68% (3 mo. Term SOFR + 5.90%), 07/24/2037	4,000,000	3,973,016
Octagon Investment Partners Ltd.
Series 2016-1A, Class DR2, 7.03% (3 mo. Term SOFR + 3.30%), 07/18/2039	3,000,000	2,963,619
Series 2016-1A, Class ER2, 10.90% (3 mo. Term SOFR + 7.17%), 07/18/2039	3,000,000	2,839,002
Series 2019-3A, Class ERR, 11.28% (3 mo. Term SOFR + 7.53%), 07/15/2037	2,000,000	2,000,100
Series 2020-3A, Class DAR2, 6.90% (3 mo. Term SOFR + 3.15%), 01/15/2039	4,000,000	4,017,640
Series 2021-1A, Class D1R, 6.48% (3 mo. Term SOFR + 2.75%), 03/20/2038	1,000,000	1,011,535
Series 2022-1A, Class ER, 10.15% (3 mo. Term SOFR + 6.40%), 01/23/2038	5,500,000	5,245,625
Series 2024-4A, Class E, 10.05% (3 mo. Term SOFR + 6.30%), 10/23/2037	3,500,000	3,511,813
OHA Credit Funding
Series 2019-2A, Class D1R2, 6.43% (3 mo. Term SOFR + 2.70%), 01/21/2038	3,000,000	3,013,500
Series 2020-5A, Class ER, 9.13% (3 mo. Term SOFR + 5.40%), 10/18/2037	1,000,000	985,502

The accompanying notes are an integral part of these financial statements.

11

ELDRIDGE BBB-B CLO ETF
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
Series 2020-7A, Class D1R2, 6.43% (3 mo. Term SOFR + 2.70%), 07/19/2038	$2,750,000	$2,765,037
Series 2021-10RA, Class D1, 6.43% (3 mo. Term SOFR + 2.70%), 07/18/2038	2,000,000	2,010,866
Series 2021-8A, Class D1R, 6.38% (3 mo. Term SOFR + 2.65%), 01/20/2038	4,500,000	4,513,649
Series 2022-12RA, Class D, 6.48% (3 mo. Term SOFR + 2.75%), 07/20/2037	5,000,000	5,030,075
Series 2025-22RA, Class E, 8.92% (3 mo. Term SOFR + 5.15%), 10/20/2039 (WI)	2,000,000	2,009,860
OHA Credit Partners Ltd.,
Series 2017-14A, Class D1R, 6.58% (3 mo. Term SOFR + 2.85%), 07/21/2037	4,000,000	4,023,184
Series 2024-17A, Class D1, 6.58% (3 mo. Term SOFR + 2.85%), 01/18/2038	1,000,000	1,001,699
OHA Loan Funding Ltd., Series 2015-1A, Class D1R4, 6.38% (3 mo. Term SOFR + 2.65%), 10/19/2038	2,750,000	2,765,485
Palmer Square CLO Ltd.
Series 2018-2A, Class CR, 7.69% (3 mo. Term SOFR + 3.90%), 04/16/2037	5,000,000	4,938,450
Series 2021-2A, Class DR1, 6.65% (3 mo. Term SOFR + 2.90%), 02/15/2038	1,000,000	1,005,026
Series 2021-3A, Class ER, 9.20% (3 mo. Term SOFR + 5.45%), 10/15/2038	3,400,000	3,289,561
Series 2021-4A, Class D1R, 6.60% (3 mo. Term SOFR + 2.85%), 07/15/2038	6,000,000	6,035,694
Series 2021-4A, Class ER, 9.50% (3 mo. Term SOFR + 5.75%), 07/15/2038	5,605,000	5,271,402
Series 2022-1A, Class ER, 8.93% (3 mo. Term SOFR + 5.20%), 10/20/2038	4,250,000	4,080,578
Series 2023-1A, Class D1R, 6.38% (3 mo. Term SOFR + 2.65%), 01/20/2038	2,495,000	2,502,819
Series 2023-4A, Class D1R, 6.68% (3 mo. Term SOFR + 2.95%), 10/20/2037	6,200,000	6,225,507
Palmer Square Loan Funding Ltd., Series 2026-1A, Class C, 6.09% (3 mo. Term SOFR + 2.40%), 07/15/2034	2,000,000	2,003,550
Point Au Roche Park CLO, Series 2021-1A, Class D1R, 6.18% (3 mo. Term SOFR + 2.45%), 01/20/2039	2,700,000	2,644,248
Rad CLO, Series 2023-19A, Class D1R, 7.08% (3 mo. Term SOFR + 3.35%), 03/20/2038	6,000,000	6,023,664
Regatta Funding Ltd.
Series 2018-1A, Class ER, 10.50% (3 mo. Term SOFR + 6.75%), 07/17/2037	5,000,000	5,000,250
Series 2021-5A, Class D1R, 6.53% (3 mo. Term SOFR + 2.80%), 01/20/2038	6,300,000	6,309,028
Series 2023-1A, Class D1R, 6.70% (3 mo. Term SOFR + 2.95%), 07/15/2038	7,000,000	7,017,059

The accompanying notes are an integral part of these financial statements.

12

ELDRIDGE BBB-B CLO ETF
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Cayman Islands — (Continued)
Series 2023-1A, Class ER, 9.50% (3 mo. Term SOFR + 5.75%), 07/15/2038	$2,500,000	$2,428,948
RR Ltd.
Series 2017-2AR, Class C1R2, 0.00% (3 mo. Term SOFR + 2.60%), 10/15/2039 (WI)	5,000,000	5,003,890
Series 2018-5A, Class C1R2, 6.27% (3 mo. Term SOFR + 2.65%), 07/15/2039	4,000,000	4,026,276
Series 2018-5A, Class DR2, 8.87% (3 mo. Term SOFR + 5.25%), 07/15/2039	2,500,000	2,500,925
Series 2019-7A, Class C1R2, 6.38% (3 mo. Term SOFR + 2.60%), 10/15/2039	9,450,000	9,468,588
Series 2019-7A, Class DR2, 9.03% (3 mo. Term SOFR + 5.25%), 10/15/2039	4,750,000	4,770,705
Series 2021-14A, Class C, 6.91% (3 mo. Term SOFR + 3.16%), 04/15/2036	2,000,000	1,985,064
Series 2021-16A, Class C1R2, 6.29% (3 mo. Term SOFR + 2.60%), 07/15/2041	5,000,000	5,030,930
Series 2021-16A, Class DR2, 8.84% (3 mo. Term SOFR + 5.15%), 07/15/2041	3,000,000	3,010,647
Series 2024-36RA, Class C1R, 6.50% (3 mo. Term SOFR + 2.75%), 01/15/2040	720,000	724,175
Series 2026-45A, Class C1, 6.24% (3 mo. Term SOFR + 2.60%), 07/15/2041	3,500,000	3,504,365
Series 2026-46A, Class D, 8.81% (3 mo. Term SOFR + 5.00%), 07/15/2039	2,000,000	2,008,942
Sixth Street CLO
Series 2021-18A, Class D1R, 6.45% (3 mo. Term SOFR + 2.70%), 10/17/2038	4,500,000	4,542,862
Series 2021-20A, Class D1R, 6.70% (3 mo. Term SOFR + 2.95%), 07/17/2038	6,000,000	6,008,112
Series 2024-26A, Class D1, 6.63% (3 mo. Term SOFR + 2.90%), 10/18/2037	4,000,000	4,015,060
TICP CLO Ltd., Series 2018-12A, Class ER2, 8.80% (3 mo. Term SOFR + 5.05%), 01/17/2039	5,400,000	5,357,983
TRESTLES CLO LLC, Series 2023-6A, Class D1R, 6.46% (3 mo. Term SOFR + 2.65%), 04/25/2038	2,000,000	1,997,576
Wellman Park CLO Ltd., Series 2021-1A, Class D1R, 6.80% (3 mo. Term SOFR + 3.05%), 07/15/2037	2,500,000	2,413,293
		665,289,897
Jersey — 8.8%
AGL CLO Ltd.
Series 2022-21A, Class ER, 9.38% (3 mo. Term SOFR + 5.65%), 10/21/2037	4,500,000	3,912,071
Series 2023-24A, Class ER, 10.59% (3 mo. Term SOFR + 6.84%), 03/31/2038	2,650,000	2,519,283
Apidos CLO, Series 2022-41A, Class ER, 9.38% (3 mo. Term SOFR + 5.65%), 10/20/2037	2,000,000	2,005,338

The accompanying notes are an integral part of these financial statements.

13

ELDRIDGE BBB-B CLO ETF
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Jersey — (Continued)
ARES CLO
Series 2023-ALF4A, Class D1R, 6.50% (3 mo. Term SOFR + 2.75%), 10/15/2038	$3,000,000	$2,972,046
Series 2024-69A, Class E, 10.25% (3 mo. Term SOFR + 6.50%), 04/15/2036	2,000,000	1,860,552
Bain Capital Credit CLO, Series 2023-1A, Class D1R, 6.99% (3 mo. Term SOFR + 3.20%), 07/16/2038	2,000,000	2,020,502
Bear Mountain Park CLO Ltd., Series 2022-1A, Class ER, 9.70% (3 mo. Term SOFR + 5.95%), 07/15/2037	4,000,000	3,660,096
Brookhaven Park CLO Ltd., Series 2024-1A, Class D1R, 6.48% (3 mo. Term SOFR + 2.75%), 04/19/2039	3,000,000	3,022,173
Captree Park CLO Ltd.
Series 2024-1A, Class D, 6.98% (3 mo. Term SOFR + 3.25%), 07/20/2037	2,400,000	2,394,811
Series 2024-1A, Class E, 9.73% (3 mo. Term SOFR + 6.00%), 07/20/2037	3,600,000	3,403,548
GoldenTree Loan Management US CLO
Series 2026-31A, Class DR2, 6.28% (3 mo. Term SOFR + 2.55%), 07/20/2040	2,800,000	2,803,013
Series 2026-31A, Class ER2, 8.93% (3 mo. Term SOFR + 5.20%), 07/20/2040	2,000,000	2,005,166
Goldentree Loan Opportunities Ltd.
Series 2024-20A, Class DR, 6.33% (3 mo. Term SOFR + 2.60%), 04/20/2039	5,000,000	5,032,035
Series 2024-20A, Class ER, 8.98% (3 mo. Term SOFR + 5.25%), 04/20/2039	3,000,000	3,018,105
Series 2024-21A, Class DR, 6.33% (3 mo. Term SOFR + 2.60%), 10/20/2039	5,500,000	5,553,603
Series 2024-21A, Class ER, 8.98% (3 mo. Term SOFR + 5.25%), 10/20/2039	5,000,000	5,045,080
Golub Capital Partners CLO Ltd., Series 2023-66A, Class DR, 6.81% (3 mo. Term SOFR + 3.00%), 07/25/2038	1,000,000	993,004
Invesco CLO Ltd., Series 2023-1A, Class ER, 10.63% (3 mo. Term SOFR + 6.90%), 04/22/2037	1,000,000	969,466
KKR CLO Trust, Series 48A, Class ER, 9.77% (3 mo. Term SOFR + 6.09%), 10/20/2038	2,500,000	2,435,838
OCP CLO Ltd.
Series 2024-32A, Class D1R, 6.35% (3 mo. Term SOFR + 2.60%), 07/23/2039	3,000,000	3,017,577
Series 2024-32A, Class ER, 9.10% (3 mo. Term SOFR + 5.35%), 07/23/2039	2,500,000	2,513,267
Series 2024-33A, Class ER, 8.95% (3 mo. Term SOFR + 5.25%), 07/20/2039	2,500,000	2,511,852
Series 2024-37A, Class E, 9.25% (3 mo. Term SOFR + 5.50%), 10/15/2037	2,000,000	2,006,360
Regatta Funding Ltd., Series 2024-1A, Class D1R, 6.38% (3 mo. Term SOFR + 2.75%), 07/26/2039	5,000,000	5,038,045
		70,712,831

The accompanying notes are an integral part of these financial statements.

14

ELDRIDGE BBB-B CLO ETF
SCHEDULE OF INVESTMENTS
August 31, 2026(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
United States — 1.2%
Clover CLO, Series 2018-1A, Class D1RR, 7.18% (3 mo. Term SOFR + 3.45%), 04/20/2037	$3,030,000	$2,979,996
Flatiron CLO Ltd., Series 2023-1A, Class DR, 6.45% (3 mo. Term SOFR + 2.70%), 04/17/2036	4,000,000	4,004,480
Green Lakes Park CLO LLC, Series 2025-1A, Class D1RR, 6.31% (3 mo. Term SOFR + 2.50%), 01/25/2038	3,000,000	2,927,061
		9,911,537
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $758,143,150)		749,849,355
TOTAL INVESTMENTS — 93.2% (Cost $758,143,150)		749,849,355
Money Market Deposit Account — 8.3%(d)		66,592,909
Liabilities in Excess of Other Assets — (1.5)%		(11,624,477)
TOTAL NET ASSETS — 100.0%		$804,817,787

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
SOFR - Secured Overnight Financing Rate
WI - When Issued. Security purchased on a when-issued basis.
(a)	Variable rate securities. The coupon is based on a reference index and spread. The rate reported is the rate in effect as of August 31, 2026.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $749,849,355 or 93.2% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of August 31, 2026 was 3.36%.

The accompanying notes are an integral part of these financial statements.

15

ELDRIDGE ETFs
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2026

	Eldridge AAA CLO ETF	Eldridge BBB-B CLO ETF
ASSETS:
Investments, at value	$318,823,286	$749,849,355
Cash equivalent - interest bearing deposit account	295,248	66,592,909
Interest receivable	2,103,978	7,465,608
Total assets	321,222,512	823,907,872
LIABILITIES:
Payable to Adviser	54,797	340,085
Payable for investments purchased	—	18,750,000
Total liabilities	54,797	19,090,085
NET ASSETS	$321,167,715	$804,817,787
Net Assets Consist of:
Paid-in capital	$319,986,129	$825,919,730
Total distributable earnings/(accumulated losses)	1,181,586	(21,101,943)
Total net assets	$321,167,715	$804,817,787
Net assets	$321,167,715	$804,817,787
Shares issued and outstanding (unlimited shares authorized without par value)	12,550,000	30,600,000
Net asset value per share	$25.59	$26.30
Cost:
Investments, at cost	$318,580,682	$758,143,150

The accompanying notes are an integral part of these financial statements.

16

ELDRIDGE ETFs
STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2026

	Eldridge AAA CLO ETF	Eldridge BBB-B CLO ETF
INVESTMENT INCOME:
Interest income	$13,771,749	$54,745,602
Total investment income	13,771,749	54,745,602
EXPENSES:
Investment advisory fee (See Note 3)	547,390	3,693,785
Total expenses	547,390	3,693,785
Net investment income	13,224,359	51,051,817
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(9,767)	(6,842,648)
In-kind redemptions	(938)	4,716
Net realized loss	(10,705)	(6,837,932)
Net change in unrealized appreciation (depreciation) on:
Investments	18,908	(9,402,949)
Net change in unrealized appreciation (depreciation)	18,908	(9,402,949)
Net realized and change in unrealized gain (loss)	8,203	(16,240,881)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,232,562	$34,810,936

The accompanying notes are an integral part of these financial statements.

17

ELDRIDGE ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Eldridge AAA CLO ETF		Eldridge BBB-B CLO ETF
	Year Ended August 31,		Year Ended August 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income	$13,224,359	$7,319,770	$51,051,817	$53,258,339
Net realized loss	(10,705)	(115,100)	(6,837,932)	(8,466,785)
Net change in unrealized appreciation (depreciation)	18,908	(162,449)	(9,402,949)	(2,909,054)
Net increase in net assets from operations	13,232,562	7,042,221	34,810,936	41,882,500
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings (See Note 4)	(13,070,002)	(6,807,633)	(52,930,099)	(52,980,216)
Total distributions to shareholders	(13,070,002)	(6,807,633)	(52,930,099)	(52,980,216)
CAPITAL TRANSACTIONS:
Shares sold	136,466,645	182,060,430	238,763,250	819,944,120
Shares redeemed	(35,655,680)	(35,373,550)	(263,341,500)	(425,010,070)
ETF transaction fees (See Note 6)	246,706	316,629	2,589,494	4,520,629
Net increase (decrease) in net assets from capital transactions(1)	101,057,671	147,003,509	(21,988,756)	399,454,679
Net increase (decrease) in net assets	101,220,231	147,238,097	(40,107,919)	388,356,963
NET ASSETS:
Beginning of the year	219,947,484	72,709,387	844,925,706	456,568,743
End of the year	$321,167,715	$219,947,484	$804,817,787	$844,925,706
(1) A summary of capital share transactions is as follows:
SHARES TRANSACTIONS
Shares sold	5,350,000	7,150,000	9,100,000	30,500,000
Shares redeemed	(1,400,000)	(1,400,000)	(10,000,000)	(16,000,000)
Total increase (decrease) in shares outstanding	3,950,000	5,750,000	(900,000)	14,500,000

The accompanying notes are an integral part of these financial statements.

18

ELDRIDGE AAA CLO ETF
FINANCIAL HIGHLIGHTS
For a Fund share outstanding throughout the periods.

	Year Ended August 31,			Period Ended August 31, 2023(a)
	2026	2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$25.58	$25.51	$25.25	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	1.23	1.44	1.69	0.21
Net realized and unrealized gain (loss) on investments(c)	—(d)	(0.01)	0.12	0.10
Total from investment operations	1.23	1.43	1.81	0.31
LESS DISTRIBUTIONS FROM:
Net investment income	(1.24)	(1.40)	(1.58)	(0.10)
Net realized gains	—	(0.02)	—	—
Total distributions	(1.24)	(1.42)	(1.58)	(0.10)
ETF transaction fees per share	0.02	0.06	0.03	0.04
Net asset value, end of period	$25.59	$25.58	$25.51	$25.25
Total return, at NAV(e)	5.06%	5.99%	7.55%	1.39%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$321,168	$219,947	$72,709	$35,346
Ratio of expenses to average net assets(f)	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets(f)	4.83%	5.64%	6.66%	6.74%
Portfolio turnover rate(e)(g)(h)	38%	65%	19%	0%

(a)	Inception date of the Fund was July 18, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.01.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and securities sold short). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

19

ELDRIDGE BBB-B CLO ETF
FINANCIAL HIGHLIGHTS
For a Fund share outstanding throughout the periods.

	Year Ended August 31,			Period Ended August 31, 2023(a)
	2026	2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$26.82	$26.86	$25.99	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	1.82	2.11	2.61	1.66
Net realized and unrealized gain (loss) on investments(c)	(0.53)	(0.13)	0.50	0.56
Total from investment operations	1.29	1.98	3.11	2.22
LESS DISTRIBUTIONS FROM:
Net investment income	(1.90)	(2.16)	(2.40)	(1.35)
Net realized gains	—	(0.04)	—	—
Total distributions	(1.90)	(2.20)	(2.40)	(1.35)
ETF transaction fees per share	0.09	0.18	0.16	0.12
Net asset value, end of period	$26.30	$26.82	$26.86	$25.99
Total return, at NAV(d)	5.37%	8.42%	13.17%	9.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$804,818	$844,926	$456,569	$83,162
Ratio of expenses to average net assets(e)	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets(e)	6.91%	7.89%	9.84%	10.87%
Portfolio turnover rate(d)(f)(g)	52%	99%	21%	0%

(a)	Inception date of the Fund was January 23, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and securities sold short). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

20

ELDRIDGE ETFs
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026
1. ORGANIZATION
Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Eldridge AAA CLO ETF and the Eldridge BBB-B CLO ETF (each separately a “Fund”, or collectively, the “Funds”) are non-diversified series with each having its own investment objectives and policies within the Trust. The Eldridge BBB-B CLO ETF’s inception was on January 23, 2023, and the Eldridge AAA CLO ETF’s inception was on July 18, 2023. Prior to January 1, 2025, the Eldridge AAA CLO ETF was named the Panagram AAA CLO ETF, and the Eldridge BBB-B CLO ETF was named the Panagram BBB-B CLO ETF. The Funds’ investment Adviser, Eldridge Structured Credit Advisers, LLC (“the “Adviser”) (formerly Panagram Structured Asset Management) is responsible for providing management oversight, investment advisory services, day-to-day management of the Funds’ assets, as well as compliance, sales, marketing, and operations services to the Funds. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. The Funds do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series of the Trust.
The Eldridge AAA CLO ETF’s investment objective is to generate current income, with a secondary objective of capital preservation. The Fund, under normal conditions, will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in collateralized loan obligations (“CLOs”) that are rated at the time of purchase, AAA or an equivalent rating by a nationally recognized statistical rating organization (“NRSRO”) (or, if unrated, securities deemed by the Adviser to be of comparable quality).
The Eldridge BBB-B CLO ETF’s investment objective is to generate current income, with a secondary objective of capital preservation. The Fund, under normal circumstances, will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in CLO’s that are rated at the time of purchase, between BBB+ and B- or an equivalent rating by a nationally recognized statistical rating organization (“NRSRO”) (or, if unrated, securities deemed by the Adviser to be of comparable quality).
CLOs are structured products with a “long-only” investment strategy (i.e., a strategy that does not include short positions) that issue multiple tranches of asset-backed securities. CLOs are collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A.
Investment Valuation – The Funds value their investments at fair value. The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Funds. Fixed income securities, including short-term debt instruments having a maturity of less than 60 days, are valued, at the evaluated mean price between the bid and asked prices in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of a price from a Pricing Service, Fair Value will be determined. These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset values (“NAV”). To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

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ELDRIDGE ETFs
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026(Continued)
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds’ and its Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ securities by level within the fair value hierarchy as of August 31, 2026:
Eldridge AAA CLO ETF

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Collateralized Loan Obligations	$—	$318,823,286	$—	$318,823,286
Total	$—	$318,823,286	$—	$318,823,286

Eldridge BBB-B CLO ETF

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Collateralized Loan Obligations	$—	$749,849,355	$—	$749,849,355
Total	$—	$749,849,355	$—	$749,849,355

Refer to the Schedule of Investments for further disaggregation of investment categories. As of the year ended August 31, 2026, the Funds did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

22

ELDRIDGE ETFs
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026(Continued)
B.
Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and classified as Cash Equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in a bank deposit account which, at times, may exceed the United States federally insured limit. Amounts swept overnight are available on the next business day. Any temporary cash overdrafts by the Funds are reported as payable to custodian.

C.
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

D.
Security Transactions, Income and Expenses – Investments in CLOs may be subject to certain tax provisions that could result in the Funds incurring tax or recognizing income prior to receiving cash distributions related to such income. CLOs that fail to comply with certain U.S. tax disclosure requirements may be subject to withholding requirement that could adversely affect cash flows and investments results. Any unrealized losses the Funds experience with respect to its CLO investments may be an indication of future realized losses. Gain and losses on paydowns of CLOs are reflected in interest income on the Statements of Operations. The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

E.
Share Valuation – The NAV per share of the Funds are calculated by dividing the sum of the value of the securities held by a Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

F.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G.
Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Funds qualify for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

H.
Segment Reporting – Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. The Funds operate as a single segment entity. The Funds income, expenses, assets, and performance are regularly monitored and assessed by Portfolio Management Team at the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights produced by Fund Accounting and Operations at the Adviser.

23

ELDRIDGE ETFs
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026(Continued)
3. RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, a unified management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 0.20% for the Eldridge AAA CLO ETF and 0.50% for the Eldridge BBB-B CLO ETF.
Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, including acquired fund fees and expenses, except for the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
The Advisory Agreement continues in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of a Fund on not more than 60 days’, nor less than 30 days’, written notice to the Adviser when authorized either by a majority vote of the Funds’ shareholders or by a vote of a majority of the Trustees, or by the Adviser on not more than 60 days’ written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Funds’ Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. The Advisor has agreed to pay all expenses of the Funds’ Administrator, transfer agent, fund accountant and custodian in accordance with the Investment Advisory Agreement.
Quasar Distributors, LLC is the Funds’ distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.
4. TAX FOOTNOTE
Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of, and during the year ended August 31, 2026, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax

24

ELDRIDGE ETFs
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026(Continued)
benefits on uncertain tax positions as income tax expense in the Statements of Operations. The Funds are subject to examination by taxing authorities for the tax periods since the commencement of operations.
As of August 31, 2026, the Funds’ most recently completed fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Eldridge AAA CLO ETF	Eldridge BBB-B CLO ETF
Tax cost of Investments*	$318,580,682	$758,143,150
Gross unrealized appreciation	365,962	1,986,607
Gross unrealized depreciation	(123,358)	(10,280,402)
Net unrealized appreciation (depreciation)	242,604	(8,293,795)
Undistributed ordinary income	1,319,166	4,535,432
Other accumulated loss	(380,184)	(17,343,580)
Total distributable earnings (accumulated losses)	$1,181,586	$(21,101,943)

As of August 31, 2026, the Eldridge AAA CLO ETF had $372,597 in short-term capital loss carryovers and $7,587 in long-term capital loss carryovers and the Eldridge BBB-B CLO ETF had $12,357,201 in short-term capital loss carryovers and $4,986,379 in long-term capital loss carryovers which will be permitted to be carried over for an unlimited period. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. For the taxable year ended August 31, 2026, the Funds had no deferred qualified late year losses. Qualified late year losses are certain ordinary losses which occur during the portion of the Funds’ taxable year subsequent to August 31.
Distributions to Shareholders – The Funds intend to distribute all net investment income monthly and net realized gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.
For the year ended August 31, 2026 the following table shows the reclassifications made due to redemptions in-kind for Eldridge AAA CLO ETF.

Accumulated Losses	Paid-In Capital
$938	$(938)

For the year ended August 31, 2026, the following table shows the reclassifications made due to redemptions in-kind for Eldridge BBB-B CLO ETF:

Accumulated Losses	Paid-In Capital
$(4,716)	$4,716

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ELDRIDGE ETFs
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026(Continued)
The tax character of distributions paid for the year ended August 31, 2026 and the year ended August 31, 2025, are as follows:
Eldridge AAA CLO ETF

	Ordinary Income*	Long-Term Capital Gain	Total Distributions Paid
2026	$13,070,002	$—	$13,070,002
2025	$6,737,177	$70,456	$6,807,633

Eldridge BBB-B CLO ETF

	Ordinary Income*	Long-Term Capital Gain	Total Distributions Paid
2026	$52,930,099	$—	$52,930,099
2025	$52,654,170	$326,046	$52,980,216

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.
5. DISTRIBUTION FEES
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Funds’ assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
6. SHARE TRANSACTIONS
Shares of the Funds are listed and trade on the New York Stock Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares for Eldridge AAA CLO ETF and 100,000 shares for Eldridge BBB-B CLO ETF called “Creation Units.” Creation Units are issued and redeemed principally for cash, may also be issued and redeemed in kind for securities held by or eligible to be held by the Funds. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Funds, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are

26

ELDRIDGE ETFs
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026(Continued)
displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value.
All shares of the Funds have equal rights and privileges.
7. INVESTMENT TRANSACTIONS
The aggregate purchases and sales (excluding short-term investments), creations in-kind and redemptions in-kind, by the Funds for the period ended August 31, 2026, were as follows:
Eldridge AAA CLO ETF

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
U.S. Government	$—	$—	$—	$—
Other	$196,114,462	$102,746,279	$6,508,100	$1,249,063

Eldridge BBB-B CLO ETF

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
U.S. Government	$—	$—	$—	$—
Other	$359,066,713	$377,119,758	$15,991,757	$6,004,716

8. PRINCIPAL RISKS
CLO Risk – The risks of investing in CLO securities include both the credit risk associated with the underlying loans combined with the risks associated with the CLO structure governing the priority of payments (and any legal and counterparty risk associated with carrying out the priority of payments). The Eldridge AAA CLO ETF intends to invest primarily in AAA rated tranches (or equivalent ratings by a NRSRO) and the Eldridge BBB-B CLO ETF intends to invest primarily in BBB and BB rated tranches (or equivalent ratings by a NRSRO); however, these ratings do not constitute a guarantee of credit quality and it’s possible that under stressed market environments these tranches could experience substantial losses due to actual defaults, write-downs of the equity or other subordinated tranches, increased sensitivity to defaults due to collateral default and impairment of subordinate tranches, market anticipation of defaults, and general market aversion to CLO securities as an asset class. In addition, these risks are heightened with respect to the below investment grade CLOs in which the Funds may significantly invest (up to 70% of the Fund’s total assets). The most common risks associated with investing in CLOs are interest rate risk, credit risk, liquidity risk, prepayment risk (i.e., the risk that in a declining interest rate period CLO tranches could be refinanced or paid off prior to their maturities and the Funds would then have to reinvest the proceeds at a lower rate), and the risk of default of the underlying asset.
9. LINE OF CREDIT
The Funds have established a secured line of credit (“LOC”) in the amount of $150,000,000, 20% of a borrowing Fund’s gross market value or 33.33% of the fair market value of a borrowing Fund’s net assets, whichever is less. When utilized the LOC would be collateralized by a first priority security interest in the assets of a borrowing Fund. The LOC matures, unless renewed on January 29, 2027. The LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants, in connection with shareholder redemptions. The LOC is with the Custodian. Interest is charged at the prime rate which was 6.75% as of August 31, 2026. The Funds have authorized the Custodian to charge any of a borrowing Fund’s accounts for any missed payments. During the year ended August 31, 2026, the Funds did not utilize its line of credit.
10. SUBSEQUENT EVENTS
On September 1, 2026, the Eldridge AAA CLO ETF and Eldridge BBB-B CLO ETF declared ordinary income dividends of $0.10511289 and $0.14821670, payable on September 8, 2026, to shareholders of record on September 2, 2026.

27

ELDRIDGE ETFs
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2026(Continued)
On October 1, 2026, the Eldridge AAA CLO ETF and Eldridge BBB-B CLO ETF declared ordinary income dividends of $0.10469572 and $0.15168669, payable on October 8, 2026, to shareholders of record on October 2, 2026.
Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined no additional items require recognition or disclosure.

28

ELDRIDGE ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Eldridge AAA CLO ETF and Eldridge BBB-B CLO ETF and
Board of Trustees of Series Portfolios Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Eldridge AAA CLO ETF and Eldridge BBB-B CLO ETF (the “Funds”), each a series of Series Portfolios Trust, as of August 31, 2026, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position each of the Funds as of August 31, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Eldridge AAA CLO ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, and 2024, and for the period from July 18, 2023 (commencement of operations) through August 31, 2023
Eldridge BBB-B CLO ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, and 2024, and for the period from January 23, 2023 (commencement of operations) through August 31, 2023

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Eldridge Structured Credit Advisers, LLC’s investment companies since 2022.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 30, 2026

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ELDRIDGE ETFs
ADDITIONAL INFORMATION
August 31, 2026 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov. The Funds’ Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Funds’ Part F of Form N-PORT is available without charge upon request by calling 1-800-617-0004.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Funds’ Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-800-617-0004. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-800-617-0004, or on the SEC’s website at www.sec.gov.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds trade on the exchange at a price about (i.e. at a premium) or below (i.e. at a discount) the NAV of the Funds are available, without charge on the Funds’ websites at www.clozfund.com or www.cloxfund.com.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the year ended August 31, 2026, certain dividends paid by the Funds may be reported as qualified dividend income (QDI) and may be eligible for taxation at capital gain rates. The percentage of dividends declared form ordinary income designated as qualified dividend income was as follows:

Eldridge AAA CLO ETF	0.00%
Eldridge BBB-B CLO ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2026 was as follows:

Eldridge AAA CLO ETF	0.00%
Eldridge BBB-B CLO ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was as follows:

Eldridge AAA CLO ETF	0.00%
Eldridge BBB-B CLO ETF	0.00%

QUALIFIED INTEREST INCOME
The percentage of qualified interest income for the year ended August 31, 2026 was as follows:

Eldridge AAA CLO ETF	1.80%
Eldridge BBB-B CLO ETF	5.81%

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ELDRIDGE ETFs
ADDITIONAL INFORMATION
August 31, 2026 (Unaudited)(Continued)
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine annually whether to approve the continuation of the Trust’s investment advisory agreements.
At a meeting held on July 22-23, 2026 (the “Meeting”), the Board, which is comprised entirely of Independent Trustees, considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Eldridge BBB-B CLO ETF and the Eldridge AAA CLO ETF (each a “Fund” and together, the “Funds”), Eldridge Structured Credit Advisers, LLC (“Eldridge”), for an additional one-year term. At the Meeting, the Board considered the factors and reached the conclusions described below in reviewing and approving Eldridge to continue serving as the Fund’s investment adviser for another year.
In connection with the annual review process and in advance of the Meeting, Eldridge provided information to the Board in response to requests submitted to it by U.S. Bank Global Fund Services (“Fund Services”), the Funds’ administrator, on behalf of the Board, to facilitate the Board’s evaluation of the terms of the Advisory Agreement. The information furnished by Eldridge included materials describing, among other matters: (i) the nature, extent, and quality of the services provided by Eldridge, including Eldridge’s portfolio manager and other personnel, and the investment practices and techniques used by Eldridge in managing each Fund; (ii) the historical investment performance of each Fund; (iii) the management fee payable by each Fund to Eldridge and each Fund’s total operating expenses compared with those of a peer group of registered funds; (iv) the financial condition of Eldridge; (v) Eldridge’s profitability with respect to managing each Fund; (vi) the extent to which any economies of scale realized by Eldridge in connection with its services to each Fund are shared with Fund shareholders; and (vii) other ancillary or “fall-out” benefits Eldridge and/or its affiliates, if any, may receive based on Eldridge’s relationship with the Funds. In addition to the Meeting, the Board met on June 25, 2026, with Fund Services and counsel to the Independent Trustees to discuss the materials that had been furnished by Eldridge in response to the information requests. The Board also considered information furnished to the Board at its meetings periodically over the course of the year. At these meetings, representatives of Eldridge furnished quarterly reports and other information to the Board regarding the performance of the Funds, the services provided to the Funds by Eldridge, Eldridge’s personnel and business operations, marketing and distribution activity for the Funds, and compliance and operational matters related to the Funds and Eldridge. The Board also considered the presentation by representatives of Eldridge received at the Board’s meeting held on October 22-23, 2025.
In considering and approving the Advisory Agreement for another year, the Board considered the information it deemed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge and experience gained over time through previous interactions with Eldridge in overseeing the

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Funds. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Eldridge and Fund Services. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in approving the continuation of the Advisory Agreement.
NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS
The Board considered the nature, extent and quality of services provided to the Funds by Eldridge under the Advisory Agreement. The Board considered, among other things, the terms of the Advisory Agreement and the range of services provided by Eldridge. The Board received and considered information regarding, among other things, the qualifications, background, tenure and responsibilities of the portfolio managers who are primarily responsible for the day-to-day portfolio management of the Funds. They discussed that three senior investment professionals act as portfolio managers, with support of the investment team. The Board also received and considered information about Eldridge’s investment process and investment strategy for each Fund, Eldridge’s approach to security selection, and its process and services as the Funds’ valuation designee. The Board also considered Eldridge’s trade execution capabilities and experience in the CLO markets. In addition, the Board considered the quality of Eldridge’s communications with the Board and Fund Services and responsiveness to inquiries and requests made from time to time with respect to the Funds.
The Board considered Eldridge’s compliance program and its compliance record since the inception of the Fund, including past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Eldridge’s compliance program. The Board also considered the special attributes of each Fund as an exchange-traded fund (“ETF”) relative to a traditional mutual fund and the benefits that may be realized from such a structure.
Based on these considerations, the Board concluded, within the context of its full deliberations, that Eldridge is capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Advisory Agreement.
INVESTMENT PERFORMANCE
The Board considered each Fund’s investment performance. In this regard, the Board reviewed the performance of the Eldridge BBB-B CLO ETF as of June 30, 2026, as compared to its benchmark index, the JP Morgan CLO High Quality Mezzanine Index Total Return, noting the Fund underperformed the index for the year-to-date, one-year, three-year and since-inception periods. Additionally, the Board considered the Fund’s investment performance as compared to a universe of peer funds compiled by an independent provider of investment company data (the “Performance Universe”). The Trustees noted that the Fund outperformed the Performance Universe median and average for each period reviewed and that it was the best performing fund in the Performance Universe for the three-year period.. The Board also considered that, in connection with its meetings held during the course of the prior year, the Board received and considered reports regarding the Fund’s performance over various time periods and Eldridge’s analysis of the Fund’s performance for these time periods. The Board also considered information provided in these reports regarding the functioning of the Fund’s arbitrage mechanism.
The Board reviewed the performance of the Eldridge AAA CLO ETF as of June 30, 2026, as compared to its benchmark index, the JP Morgan CLOIE AAA Total Return Index, noting the Fund outperformed the index for the year-to-date, one-year and since-inception periods. Additionally, the Board considered the Fund’s investment performance as compared to its Performance Universe. The Trustees noted that the Fund slightly underperformed the Performance Universe median and average for each period reviewed. The Board noted that while it found the comparative data provided by Broadridge generally useful in evaluating the Fund’s performance, the Board recognized the limitations of such data, including that notable differences may exist between the Fund and its peers The Board also considered that, in connection

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with its meetings held during the course of the prior year, the Board received and considered reports regarding the Fund’s performance over various time periods and Eldridge’s analysis of the Fund’s performance for these time periods.
The Board noted each Fund had limited operating history that prevented consideration of performance over the longer term. The Board concluded that the performance of each Fund was acceptable and they would continue to review each Fund’s performance on an on-going basis and in connection with future reviews of the Advisory Agreement.
FEES AND EXPENSES
The Board reviewed and considered the contractual investment management fee rate payable by each Fund to Eldridge for investment management services (the “Management Fee Rate”). Among other information reviewed by the Board was a comparison of the Management Fee Rate of each Fund with those of a group of peer funds (the “Expense Group”), as determined by an independent data provider. The Board noted that the Management Fee Rate and net expense ratio for the Eldridge BBB-B CLO ETF was higher than the Expense Group average and median. The Board further noted that the Management Fee Rate for the Eldridge AAA CLO ETF was lower than the Expense Group average and median.
The Board noted that Eldridge reported that it does not serve as an investment adviser or sub-adviser to registered funds other than the Funds, but the Board received and considered information about the fee rates charged by Eldridge to other types of clients. The Board considered the fee comparisons in view of any differences between Eldridge’s services to the Funds and the services it provides to these other types of clients.
The Board also took into consideration each Fund’s “unified fee” structure, under which Eldridge pays all ordinary operating expenses of each Fund, except for certain costs such as interest, brokerage, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. Additionally, the Board received and considered information comparing each Fund’s Management Fee Rate and net expense ratio to a Fund’s Selected Peer Group.
While the Board recognized that comparisons between each Fund and its respective Expense Group may be imprecise, the comparative, independently selected information assisted the Board in evaluating the reasonableness of each Fund’s Management Fee Rate. Based on these considerations, the Board determined that the Management Fee Rate was not unreasonable in light of the services covered by the Advisory Agreement and that the overall expense structure of each Fund supported the continuation of the Advisory Agreement.
PROFITABILITY AND ECONOMIES OF SCALE
The Board noted information about the profitability to Eldridge from its advisory relationship with each Fund for the twelve months ended March 31, 2026. The Board also considered Eldridge’s financial resources and information regarding Eldridge’s commitment with respect to the Funds and its ability to support its management of the Funds and obligations under the Advisory Agreement. The Board concluded that Eldridge’s profit from managing the Eldridge BBB-B CLO ETF was not excessive.
With respect to economies of scale, the Board considered information regarding the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of a Fund’s shareholders. The Board also considered changes in each Fund’s asset levels since it commenced operations. The Board also considered that any reduction in fixed costs associated with the management of the Funds would benefit Eldridge due to the unified fee structure of each Fund, but that the unified fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing each Fund’s shareholders of the fees associated with a Fund. The Board noted that it would continue to monitor any future growth in each Fund’s assets and consider economies of scale as part of its future annual review of the Advisory Agreement.

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ANCILLARY BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND
The Board received and considered information regarding ancillary or “fall-out” benefits to Eldridge and/or its affiliates, if any, as a result of Eldridge’s relationship with the Funds. Ancillary benefits could include, among others, benefits attributable to research credits generated by a Fund’s portfolio transactions. In this regard, the Board considered that Eldridge confirmed it had not benefited firm-wide from research credits generated by Fund portfolio transactions since each Fund’s inception. Ancillary benefits could also include benefits potentially derived from an increase in Eldridge’s business as a result of its relationship with the Funds, or to operate other products and services that follow investment strategies similar to those of the Funds. The Board did not find that ancillary benefits received by Eldridge and/or its affiliates, if any, were unreasonable.
CONCLUSIONS
In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on its deliberations and its evaluation of the information and factors described above, among others, the Board unanimously approved the Advisory Agreement for an additional one-year term.

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INVESTMENT ADVISER
Eldridge Structured Credit Advisers, LLC
767 5th Avenue, 17th Floor
New York, NY 10153
DISTRIBUTOR
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115
LEGAL COUNSEL
Thompson Hine, LLP
41 South High Street, Fl 17
Columbus, OH 43215

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Trustee compensation is paid by the Investment Adviser pursuant to its Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Statement Regarding Basis for Approval of Investment Advisory Contract under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)   Not applicable.

(b)   Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Series Portfolios Trust

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	11/3/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	11/3/2026

By (Signature and Title)	/s/ Douglas Schafer
Douglas Schafer, Principal Financial Officer

Date	11/3/2026